SCHEDULE OF WARRANT ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	267,000
Weighted Average Exercise Price, Warrants outstanding	$ 0.79
Number of Warrants Outstanding, Issued		267,000
Weighted Average Exercise Price, Warrants Issued		$ 0.79
Remaining Contractual Life (Years), Issued		1 year 8 months 26 days
Remaining Contractual Life (Years), Outstanding	1 year 8 months 26 days
Number of Warrants Outstanding, Exercised
Weighted Average Exercise Price, Warrants Exercised
Number of Warrants Outstanding, Forfeited
Weighted Average Exercise Price, Warrants Forfeited
Number of Warrants Outstanding, Ending balance	267,000	267,000
Weighted Average Exercise Price, Ending Balance	$ 0.79	$ 0.79
Remaining Contractual Life (Years), Outstanding	2 months 4 days